Update on the warning letter from the U.S. FDA	12 Months Ended
Mar. 31, 2021
Update on the warning letter from the US FDA [Line Items]
Disclosure of update on the warning letter from regulatory authority explanatory
40. Update on the warning letter from the U.S. FDA

The Company received a warning letter dated November 5, 2015 from the U.S. FDA relating to current Good Manufacturing Practices (“cGMPs”) deviations at its active pharmaceutical ingredient (“API”) manufacturing facilities at Srikakulam, Andhra Pradesh and Miryalaguda, Telangana, as well as violations at its oncology formulation manufacturing facility at Duvvada, Visakhapatnam, Andhra Pradesh. The contents of the warning letter emanated from Form 483 observations that followed inspections of these sites by the U.S. FDA in November 2014, January 2015 and February-March 2015.

Tabulated below are the further updates with respect to the aforementioned sites:

Month and year	Update
February, March and April 2017
The U.S. FDA completed the re-inspection of the aforementioned manufacturing facilities. During the re-inspections, the U.S. FDA issued three observations with respect to the API manufacturing facility at Miryalaguda, two observations with respect to the API manufacturing facility at Srikakulam and thirteen observations with respect to the Company’s oncology formulation manufacturing facility at Duvvada.

June 2017	The U.S. FDA issued an Establishment Inspection Report (“EIR”) which indicated that the inspection of the Company’s API manufacturing facility at Miryalaguda was successfully closed.
November 2017	The Company received EIRs from the U.S. FDA for the oncology manufacturing facility at Duvvada which indicated that the inspection status of this facility remained unchanged.
February 2018	The Company received EIRs from the U.S. FDA for API manufacturing facility at Srikakulam which indicated that the inspection status of this facility remained unchanged.
June 2018	The Company requested the U.S. FDA to schedule a re-inspection of the oncology formulation manufacturing facility at Duvvada.
October 2018	The re-inspection was completed for the oncology formulation manufacturing facility at Duvvada and the U.S. FDA issued a Form 483 with eight observations.
November 2018	The Company responded to the observations identified by the U.S. FDA for the oncology formulation manufacturing facility at Duvvada in October 2018.
February 2019	The U.S. FDA issued an EIR indicating successful closure of the audit of the oncology formulation manufacturing facility at Duvvada.

With respect to the API manufacturing facility at Srikakulam, subsequent to the receipt of an EIR in February 2018, the Company was asked, in October 2018, to carry out certain detailed investigations and analyses and the Company submitted the results of the investigations and analyses. As part of the review of the response by the U.S. FDA, certain additional follow on queries were received by the Company, and the Company responded to all such queries in January 2019.

In February 2019, the Company received certain other follow on questions from the U.S. FDA and the Company responded to these questions in March 2019. The U.S. FDA completed the audit on January 28, 2020. The Company was issued a Form 483 with 5 observations and responded to the observations in February 2020. In May 2020, the Company received an EIR from the U.S. FDA, for the above-referred facility, indicating closure of the audit and classifying the inspection of this facility as Voluntary Action Indicated (“VAI”). With this, all facilities under the 2015 warning letter are now determined as VAI.

Inspection of other facilities:

Tabulated below are the details of the U.S. FDA inspections carried out at other facilities of the Company:

Located in India

Month and year	Unit	Details of observations
June 2018	API Srikakulam Plant (SEZ)	No observations were noted. An EIR indicating the closure of audit for this facility was issued by the U.S. FDA in August 2018.
November 2018	Formulations Srikakulam Plant (SEZ) Unit II	No observations were noted. An EIR indicating the closure of audit for this facility was issued by the U.S. FDA in February 2019.
January 2019	Formulations Srikakulam Plant (SEZ) Unit I	Four observations were noted. The Company responded to the observations and an EIR indicating the closure of audit for this facility was issued by the U.S. FDA in April 2019.
January 2019	API manufacturing Plant at Miryalaguda, Nalgonda
One observation was noted. The Company responded to the observation.
In May 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

January 2019	Formulations manufacturing facility at Bachupally, Hyderabad
Eleven observations were noted. The Company responded to the observations in January 2019.
In April 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

Month and year	Unit	Details of observations
March 2019	Aurigene Discovery Technologies Limited, Hyderabad	No observations noted. In June 2019, the Company received an EIR from the U.S. FDA indicating the closure of audit for this facility.
June 2019	Formulations manufacturing plants, Duvvada {Vizag SEZ plant 1 (FTO VII) and Vizag SEZ plant 2(FTO IX)}	Two observations were noted. The Company responded to the observations. In September 2019, an EIR was issued by the U.S. FDA indicating the closure of audit of these facilities.
July 2019	API Hyderabad plant 2, Bollaram, Hyderabad
Five observations were noted during U.S. FDA inspection. The Company responded to the observations in August 2019.
In October 2019, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

August 2019	Formulations manufacturing plants, (Vizag SEZ plant 1), Duvvada, Visakhapatnam (FTO VII)
Eight observations were noted. The Company responded to the observations in September 2019.
In February 2020, an EIR was issued by the U.S. FDA indicating the closure of audit and the inspection classification of the facility was determined as VAI.

August 2019	Formulations manufacturing facility at Shreveport, Louisiana, U.S.A
No observations were noted.
In October 2019, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as No Action Initiated (“NAI”).

October 2019	API Srikakulam plant (SEZ), Andhra Pradesh	Four observations were noted. The Company responded to the observations in November 2019. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit.
February 2020	Formulations Srikakulam Plant (SEZ) Unit I	No observations were noted. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as NAI.
February 2020	Formulations manufacturing facility at Bachupally, Hyderabad (FTO Unit III)
One observation was noted. The Company responded to the observation in March 2020. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as VAI.

February 2020	Integrated Product Development Organization (IPDO) at Bachupally, Hyderabad	No observation was noted. In May 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as NAI.
March 2020	API manufacturing Plant at Miryalaguda, Nalgonda
Three observations were noted. The Company responded to the observations in March 2020.
In April 2020, an EIR was issued by the U.S. FDA indicating the closure of the audit and the inspection classification of the facility was determined as VAI.

No U.S. FDA audits were conducted during the year ended March 31, 2021.